Financial Assets and Financial Liabilities_The Maximum Exposure To Loss From Its Continuing Involvement In The Derecognized Financial Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2019
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	₩ 34,094		₩ 20,404
Fair value of continuing involvement	34,094		20,404
Financial assets at fair value through profit or loss | Subordinate debt | Discovery ABS Second Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	6,205		5,596
Fair value of continuing involvement	6,205		5,596
Financial assets at fair value through profit or loss | Subordinate debt | FK1411 Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	8,883		5,428
Fair value of continuing involvement	8,883		5,428
Financial assets at fair value through profit or loss | Subordinate debt | AP 3B ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	5,512		3,205
Fair value of continuing involvement	5,512		3,205
Financial assets at fair value through profit or loss | Subordinate debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	13,494	[1]	6,175
Fair value of continuing involvement	13,494	[1]	₩ 6,175
Recovered Portion In Excess Of The Consideration Paid Attributable To Adjustments Based On Agreement For Non Performing Loans	₩ 13,731

[1]	The recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to KRW 13,731 million as at December 31, 2018.